Deferred income	12 Months Ended
Dec. 31, 2025
Deferred Income
Deferred income

26. Deferred income

	2025	2024

Deferred revenue from rewards program	76,291	69,387
Other deferred income	1,230	2,249
Total	77,521	71,636

Deferred revenue from rewards program relates to the Group's rewards programs for its credit card customers, specifically the "Nubank+" and "Ultravioleta". Under these programs, members earn points according to the use of the credit card. The points do not expire and there is no cap on the number of points an eligible card holder can earn. Points can be redeemed for cashback or converted into air miles.

Nu uses financial models to estimate the redemption rates of rewards earned to date by current card members, and, therefore, the estimated financial value of the points, based on historical redemption trends and current enrollee redemption behavior, among others. The estimated financial value is recorded in the statement of income when the performance obligation is satisfied, specifically at the time the reward points are redeemed.